Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Funds listed in Appendix A, (hereafter collectively referred to as the “Funds”)

In planning and performing our audits of the financial statements of the Funds as of and for the year or periods ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2021.

This report is intended solely for the information and use of the Board of Directors of DFA Investment Dimensions Group Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

Appendix A Enhanced U.S. Large Company Portfolio	DFA Five-Year Global Fixed Income Portfolio
U.S. Large Cap Equity Portfolio	DFA World ex U.S. Government Fixed Income Portfolio
U.S. Large Cap Value Portfolio	DFA Short-Term Government Portfolio
U.S. Targeted Value Portfolio	DFA Intermediate Government Fixed Income Portfolio
U.S. Small Cap Value Portfolio	DFA Short-Term Extended Quality Portfolio
U.S. Core Equity 1 Portfolio	DFA Intermediate-Term Extended Quality Portfolio
U.S. Core Equity 2 Portfolio	DFA Targeted Credit Portfolio
U.S. Vector Equity Portfolio	DFA Global Core Plus Fixed Income Portfolio
U.S. Small Cap Portfolio	DFA Investment Grade Portfolio
U.S. Micro Cap Portfolio	DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio	DFA LTIP Portfolio
DFA Real Estate Securities Portfolio	DFA Inflation-Protected Securities Portfolio
Large Cap International Portfolio	DFA Short-Duration Real Return Portfolio
International Core Equity Portfolio	DFA Global Core Plus Real Return Portfolio*
International Small Company Portfolio	DFA Municipal Real Return Portfolio
Global Small Company Portfolio	DFA California Municipal Real Return Portfolio
Japanese Small Company Portfolio	DFA Municipal Bond Portfolio
Asia Pacific Small Company Portfolio	DFA Short-Term Municipal Bond Portfolio
United Kingdom Small Company Portfolio	DFA Intermediate-Term Municipal Bond Portfolio
Continental Small Company Portfolio	DFA California Short-Term Municipal Bond Portfolio
DFA International Real Estate Securities Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio
DFA Global Real Estate Securities Portfolio	DFA NY Municipal Bond Portfolio
DFA International Small Cap Value Portfolio	DFA MN Municipal Bond Portfolio
International Vector Equity Portfolio	DFA Oregon Municipal Bond Portfolio
International High Relative Profitability Portfolio	DFA Selective State Municipal Bond Portfolio
World ex U.S. Value Portfolio	VA U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio	VA U.S. Large Value Portfolio
World Core Equity Portfolio	VA International Value Portfolio
Selectively Hedged Global Equity Portfolio	VA International Small Portfolio
Emerging Markets Portfolio	VA Short-Term Fixed Portfolio
Emerging Markets Small Cap Portfolio	VA Global Bond Portfolio
Emerging Markets Targeted Value Portfolio	VIT Inflation-Protected Securities Portfolio
Emerging Markets Value Portfolio	VA Global Moderate Allocation Portfolio
Emerging Markets Core Equity Portfolio	VA Equity Allocation Portfolio
DFA Commodity Strategy Portfolio	U.S. Large Cap Growth Portfolio
Dimensional 2010 Target Date Retirement Income Fund	U.S. Small Cap Growth Portfolio
Dimensional 2015 Target Date Retirement Income Fund	International Large Cap Growth Portfolio
Dimensional 2020 Target Date Retirement Income Fund	International Small Cap Growth Portfolio
Dimensional 2025 Target Date Retirement Income Fund	U.S. Social Core Equity 2 Portfolio
Dimensional 2030 Target Date Retirement Income Fund	U.S. Sustainability Core 1 Portfolio
Dimensional 2035 Target Date Retirement Income Fund	U.S. Sustainability Targeted Value Portfolio
Dimensional 2040 Target Date Retirement Income Fund	International Sustainability Core 1 Portfolio
Dimensional 2045 Target Date Retirement Income Fund	International Social Core Equity Portfolio
Dimensional 2050 Target Date Retirement Income Fund	Emerging Markets Sustainability Core 1 Portfolio
Dimensional 2055 Target Date Retirement Income Fund	Global Social Core Equity Portfolio
Dimensional 2060 Target Date Retirement Income Fund	Emerging Markets Social Core Equity Portfolio
Dimensional 2065 Target Date Retirement Income Fund	DFA Global Sustainability Fixed Income Portfolio
Dimensional Retirement Income Fund	DFA Social Fixed Income Portfolio
World ex U.S. Targeted Value Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio DFA Selectively Hedged Global Fixed Income Portfolio

*April 26, 2021 (commencement of operations) through October 31, 2021